Accumulated Other Comprehensive Loss - Summary of Income Tax Benefit to Component of Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total income tax benefit	$ 128	$ 128
Balance, beginning of year	128
Balance, end of year	83	128
Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total income tax benefit	97	44
Balance, beginning of year	97	44
Net unrealized loss (gain)	4	92
Reclassification of net loss to net income	(48)	(39)
Balance, end of year	53	97
Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total income tax benefit	31	36
Balance, beginning of year	31	36
Net unrealized loss (gain)	3	(3)
Reclassification of net loss to net income	(4)	(2)
Balance, end of year	$ 30	$ 31